UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BATTERYMARCH EMERGIMG MARKETS TRUST

FORM N-Q

MARCH 31, 2014

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited)	March 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.6%
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 1.1%
Apollo Tyres Ltd.	126,087	$336,725	(a)
Mahle-Metal Leve SA	18,500	194,050
Mando Corp.	7,395	936,612	(a)

Total Auto Components		1,467,387

Automobiles - 3.0%
Geely Automobile Holdings Ltd.	2,400,000	943,725	(a)
Great Wall Motor Co., Ltd., Class H	286,000	1,443,144	(a)
Hyundai Motor Co.	1,211	286,239	(a)
Kia Motors Corp.	17,894	999,228	(a)
Tata Motors Ltd.	68,526	458,826	(a)

Total Automobiles		4,131,162

Diversified Consumer Services - 1.0%
Kroton Educacional SA	58,800	1,293,133

Hotels, Restaurants & Leisure - 1.0%
Hotel Shilla Co., Ltd.	3,592	291,251	(a)
Paradise Co., Ltd.	34,352	1,052,131	(a)

Total Hotels, Restaurants & Leisure		1,343,382

Household Durables - 1.6%
Coway Co., Ltd.	8,535	598,790	(a)
Cyrela Brazil Realty SA	78,700	473,796
EZ Tec Empreendimentos e Participacoes SA	60,700	753,065
MRV Engenharia e Participacoes SA	101,400	361,536

Total Household Durables		2,187,187

Internet & Catalog Retail - 0.6%
Ctrip.com International Ltd., ADR	15,400	776,468	*

Leisure Products - 0.4%
Merida Industry Co., Ltd.	87,000	578,354	(a)

Media - 1.7%
CTC Media Inc.	38,600	355,506
Naspers Ltd.	17,900	1,974,961	(a)
TVN SA	9,455	51,848	(a)

Total Media		2,382,315

Specialty Retail - 0.3%
JUMBO SA	26,240	470,577	*(a)

Textiles, Apparel & Luxury Goods - 0.6%
LF Corp.	15,650	410,784	(a)
Pou Chen Corp.	313,000	441,794	(a)

Total Textiles, Apparel & Luxury Goods		852,578

TOTAL CONSUMER DISCRETIONARY		15,482,543

CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Ambev SA, ADR	84,100	623,181

Food & Staples Retailing - 0.6%
E-Mart Co., Ltd.	3,300	759,650	(a)

Food Products - 2.3%
Biostime International Holdings Ltd.	49,500	340,440	(a)
Britannia Industries Ltd.	34,309	484,049	(a)
Gruma SA de CV, Series B Shares	169,100	1,398,858	*
Namchow Chemical Industrial Co., Ltd.	144,000	297,295	(a)
Ottogi Corp.	900	316,645	(a)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
Food Products - (continued)
Universal Robina Corp.	91,450	$289,786	(a)

Total Food Products		3,127,073

TOTAL CONSUMER STAPLES		4,509,904

ENERGY - 5.2%
Energy Equipment & Services - 0.8%
China Oilfield Services Ltd.	462,000	1,091,540	(a)

Oil, Gas & Consumable Fuels - 4.4%
Cairn India Ltd.	139,331	774,866	(a)
Gazprom OAO, ADR	340,854	2,632,163	(a)
Sasol Ltd.	46,500	2,604,220	(a)

Total Oil, Gas & Consumable Fuels		6,011,249

TOTAL ENERGY		7,102,789

FINANCIALS - 25.8%
Banks - 15.7%
AMMB Holdings Berhad	126,000	277,010	(a)
Bank Millennium SA	114,964	340,082	*(a)
Bank of China Ltd., Class H Shares	4,473,800	1,985,592	(a)
Bank Zachodni WBK SA	4,000	546,407	(a)
China CITIC Bank Corp., Class H Shares	1,041,000	601,582	(a)
China Construction Bank Corp., Class H Shares	2,432,767	1,704,415	(a)
China Merchants Bank Co., Ltd., Class H Shares	252,000	457,771	(a)
China Minsheng Banking Corp. Ltd., Class H Shares	604,500	606,759	(a)
Chongqing Rural Commercial Bank Public Co., Ltd., Class H Shares	2,163,000	952,953	(a)
Credicorp Ltd.	2,100	289,632
First Gulf Bank PJSC	89,830	398,716	(a)
Grupo Financiero Galicia SA, ADR	31,500	387,765
Grupo Financiero Inbursa SA de CV, Series O Shares	109,200	282,127
ICICI Bank Ltd.	35,660	746,398	(a)
Industrial & Commercial Bank of China Ltd., Class H Shares	4,254,246	2,618,214	(a)
Kasikornbank Public Co., Ltd., NVDR	228,900	1,259,442	(a)
Komercni Banka AS	5,300	1,265,906	(a)
Malayan Banking Berhad	169,700	502,998	(a)
PT Bank Rakyat Indonesia	1,600,000	1,361,825	(a)
Public Bank Berhad	86,900	510,171	(a)
Sberbank of Russia	738,500	1,765,015	(a)
SinoPac Holdings Co., Ltd.	1,421,620	685,028	(a)
Turkiye Sinai Kalkinma Bankasi AS	1,045,600	893,750	(a)
Yes Bank Ltd.	140,000	977,917	(a)

Total Banks		21,417,475

Capital Markets - 0.9%
CETIP SA	29,300	355,112
Coronation Fund Managers Ltd.	32,700	306,838	(a)
Dubai Islamic Bank	371,100	621,528	(a)

Total Capital Markets		1,283,478

Consumer Finance - 0.6%
Compartamos SAB de CV	474,700	868,281

Diversified Financial Services - 0.9%
Moscow Exchange	247,700	408,705	(a)
Rural Electrification Corp. Ltd.	193,332	742,892	(a)

Total Diversified Financial Services		1,151,597

Insurance - 3.5%
BB Seguridade Participacoes SA	37,200	411,676
Cathay Financial Holding Co., Ltd.	480,057	701,760	(a)

Dongbu Insurance Co., Ltd.	9,963	517,733	(a)
Korean Reinsurance Co.	93,636	907,631	(a)
Liberty Holdings Ltd.	23,618	279,129	(a)
Meritz Fire & Marine Insurance Co., Ltd.	53,690	750,255	(a)
Old Mutual PLC	308,700	1,038,357	(a)
Porto Seguro SA	8,300	116,507

Total Insurance		4,723,048

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
Real Estate Management & Development - 4.2%
China Overseas Land & Investment Ltd.	456,060	$1,180,209	(a)
China Resources Land Ltd.	436,000	960,999	(a)
Guangzhou R&F Properties Co., Ltd., Class H Shares	714,000	1,032,755	(a)
Quality Houses PCL, NVDR	5,778,600	539,580	(a)
Shimao Property Holdings Ltd.	561,500	1,236,215	(a)
Sobha Developers Ltd.	53,383	334,972	(a)
Sunac China Holdings Ltd.	847,000	490,632	(a)

Total Real Estate Management & Development		5,775,362

TOTAL FINANCIALS		35,219,241

HEALTH CARE - 1.3%
Health Care Providers & Services - 0.6%
Qualicorp SA	84,600	855,694	*

Life Sciences Tools & Services - 0.7%
WuXi PharmaTech Cayman Inc., ADR	24,052	886,557	*

TOTAL HEALTH CARE		1,742,251

INDUSTRIALS - 8.7%
Airlines - 0.6%
Aeroflot - Russian Airlines	497,000	780,290	(a)

Building Products - 0.9%
KCC Corp.	1,512	775,276	(a)
LG Hausys Ltd.	2,477	370,687	(a)

Total Building Products		1,145,963

Construction & Engineering - 1.4%
Adhi Karya Persero Tbk PT	5,005,000	1,324,698	(a)
Murray & Roberts Holdings Ltd.	242,000	564,023	*(a)

Total Construction & Engineering		1,888,721

Electrical Equipment - 0.3%
Teco Electric & Machinery Co., Ltd.	392,000	437,257	(a)

Industrial Conglomerates - 1.7%
Alfa SA de CV, Series A Shares	260,471	658,385
Far Eastern Textile Co., Ltd.	390,660	415,820	(a)
Grupo Carso SA de CV, Series A1 Shares	228,900	1,200,999

Total Industrial Conglomerates		2,275,204

Machinery - 0.3%
Weg SA	32,900	459,643

Trading Companies & Distributors - 0.3%
Barloworld Ltd.	40,304	422,187	(a)

Transportation Infrastructure - 3.2%
Airports of Thailand PCL	175,800	1,054,545	(a)
Beijing Capital International Airport Co., Ltd.	864,000	589,372	(a)
Grupo Aeroportuario del Pacifico SAB de CV, Series B	129,200	756,466
Jiangsu Expressway Co., Ltd.	376,000	429,276	(a)
TAV Havalimanlari Holding AS	120,600	963,437	(a)
Zhejiang Expressway Co., Ltd., Class H Shares	684,000	623,612	(a)

Total Transportation Infrastructure		4,416,708

TOTAL INDUSTRIALS		11,825,973

INFORMATION TECHNOLOGY - 20.8%
Electronic Equipment, Instruments & Components - 1.1%
Chin-Poon Industrial Co., Ltd.	427,000	779,203	(a)
Coretronic Corp.	425,000	508,312	(a)
Merry Electronics Co., Ltd.	51,000	279,849	(a)

Total Electronic Equipment, Instruments & Components		1,567,364

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
Internet Software & Services - 3.4%
Media Tek Inc.	86,000	$1,273,638	(a)
Naver Corp.	1,045	760,774	(a)
Tencent Holdings Ltd.	36,600	2,548,312	(a)

Total Internet Software & Services		4,582,724

IT Services - 3.7%
Cielo SA	36,000	1,147,272
HCL Technologies Ltd.	44,140	1,032,255	(a)
QIWI PLC, ADR	15,800	547,470
Tech Mahindra Ltd.	36,274	1,090,848	(a)
Wipro Ltd.	134,430	1,226,930	(a)

Total IT Services		5,044,775

Semiconductors & Semiconductor Equipment - 10.9%
Hynix Semiconductor Inc.	38,050	1,291,330	*(a)
JinkoSolar Holding Co., Ltd., ADR	8,200	229,190	*
King Yuan Electronics Co., Ltd.	1,000,000	830,333	(a)
Kinsus Interconnect Technology Corp.	170,000	629,927	(a)
Samsung Electronics Co., Ltd.	5,788	7,319,323	(a)
Taiwan Semiconductor Manufacturing Co., Ltd.	919,715	3,593,659	(a)
Vanguard International Semiconductor Corp.	226,000	338,456	(a)
Winbond Electronics Corp.	2,133,000	559,535	*(a)

Total Semiconductors & Semiconductor Equipment		14,791,753

Software - 0.2%
Soft-World International Corp.	96,000	319,317	(a)

Technology Hardware, Storage & Peripherals - 1.5%
Casetek Holdings Ltd.	94,000	513,985	(a)
Coolpad Group Ltd.	736,000	365,351	(a)
Inventec Co., Ltd.	841,000	831,838	(a)
Promise Technology Inc.	228,000	355,737	(a)

Total Technology Hardware, Storage & Peripherals		2,066,911

TOTAL INFORMATION TECHNOLOGY		28,372,844

MATERIALS - 10.3%
Chemicals - 0.9%
China Sanjiang Fine Chemicals Co., Ltd.	425,000	206,102	(a)
PTT Global Chemical PCL, NVDR	269,300	600,989	(a)
Taiwan Styrene Monomer Corp.	598,000	345,723	*(a)

Total Chemicals		1,152,814

Construction Materials - 3.4%
Asia Cement Corp.	723,180	902,777	(a)
Cementos Argos SA	154,669	790,624
Cemex Latam Holdings SA	68,732	572,319	*
Cemex SAB de CV, Participation Certificates, ADR	87,700	1,107,651
China Resources Cement Holdings Ltd.	426,000	336,811	(a)
Taiwan Cement Corp.	412,000	634,624	(a)
Titan Cement Co. SA	9,100	318,235	*(a)

Total Construction Materials		4,663,041

Metals & Mining - 4.7%
African Rainbow Minerals Ltd.	57,200	1,133,472	(a)
Angang New Steel Co., Ltd.	980,000	605,863	*(a)
Dongkuk Steel Mill Co., Ltd.	55,520	651,413	(a)
Eregli Demir ve Celik Fabrikalari TAS	971,500	1,252,054	(a)
Maanshan Iron & Steel Co., Ltd.	2,456,000	538,808	*(a)
Mittal Steel South Africa Ltd.	144,256	460,132	*(a)
Mytilineos Holdings SA	47,500	457,310	*(a)
Ternium SA, ADR	23,410	692,468
Vale SA, ADR	41,600	575,328

Total Metals & Mining		6,366,848

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
Paper & Forest Products - 1.3%
Fibria Celulose SA, ADR	79,900	$883,694	*
Hansol Paper Co., Ltd.	26,450	299,913	(a)
Mondi Ltd.	37,000	649,919	(a)

Total Paper & Forest Products		1,833,526

TOTAL MATERIALS		14,016,229

TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 2.5%
Jasmine International PCL	2,601,300	635,452	(a)
PT Telekomunikasi Indonesia Persero Tbk	6,931,000	1,357,402	(a)
Telekom Malaysia Berhad	435,600	785,490	(a)
Telkom South Africa SOC Ltd.	202,900	646,516	*(a)

Total Diversified Telecommunication Services		3,424,860

Wireless Telecommunication Services - 4.4%
America Movil SAB de CV, Series L Shares	1,910,786	1,905,590
China Mobile Ltd.	66,000	599,702	(a)
DiGi.Com Berhad	352,100	581,265	(a)
Idea Cellular Ltd.	302,480	699,269	(a)
MegaFon OAO, GDR	30,000	844,178	(a)
Philippine Long Distance Telephone Co.	5,800	353,178	(a)
Sistema JSFC, Registered Shares, GDR	42,800	965,399	(a)

Total Wireless Telecommunication Services		5,948,581

TOTAL TELECOMMUNICATION SERVICES		9,373,441

UTILITIES - 2.0%
Electric Utilities - 2.0%
Huaneng Power International Inc., Class H Shares	326,000	312,117	(a)
Korea Electric Power Corp.	37,250	1,280,813	(a)
Tenaga Nasional Berhad	301,700	1,104,458	(a)

TOTAL UTILITIES		2,697,388

TOTAL COMMON STOCKS (Cost - $109,478,576)		130,342,603

PREFERRED STOCKS - 3.9%
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.8%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	25,400	1,116,637

FINANCIALS - 2.0%
Banks - 2.0%
Itau Unibanco Banco Multiple SA, ADR	64,200	954,012
Itausa - Investimentos Itau SA	434,381	1,770,835

TOTAL FINANCIALS		2,724,847

MATERIALS - 0.3%
Metals & Mining - 0.3%
Usinas Siderurgicas de Minas Gerais SA, Class A Shares	99,200	447,252	*

UTILITIES - 0.8%
Independent Power and Renewable Electricity Producers - 0.8%
Cia Energetica de Sao Paulo	85,700	1,006,569

TOTAL PREFERRED STOCKS (Cost - $3,939,977)		5,295,305

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	VALUE
TOTAL INVESTMENTS - 99.5% (Cost - $113,418,553#)	$135,637,908
Other Assets in Excess of Liabilities - 0.5%	647,078

TOTAL NET ASSETS - 100.0%	$136,284,986

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
NVDR	— Non Voting Depositary Receipt

Summary of Investments by Country **

China	18.5%
South Korea	15.2
Taiwan	12.0
Brazil	10.2
South Africa	6.7
India	6.6
Mexico	6.0
Russia	5.8
Thailand	3.0
Indonesia	3.0
Malaysia	2.8
Turkey	2.3
Hong Kong	1.1
Colombia	1.0
Czech Republic	0.9
Greece	0.9
Argentina	0.8
United Kingdom	0.8
United Arab Emirates	0.7
Poland	0.7
Philippines	0.5
United States	0.3
Peru	0.2

100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2014 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch Emerging Markets Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$4,207,554	$11,274,989	—	$15,482,543
Consumer staples	2,022,039	2,487,865	—	4,509,904
Financials	2,711,100	32,508,141	—	35,219,241
Health care	1,742,251	—	—	1,742,251
Industrials	3,075,493	8,750,480	—	11,825,973
Information technology	1,923,932	26,448,912	—	28,372,844
Materials	4,622,084	9,394,145	—	14,016,229
Telecommunication services	1,905,590	7,467,851	—	9,373,441
Other common stocks	—	9,800,177	—	9,800,177
Preferred stocks	5,295,305	—	—	5,295,305

Total investments	$27,505,348	$108,132,560	—	$135,637,908

†	See Schedule of Investments for additional detailed categorizations.

For the period ended March 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2014, securities valued at $82,471,482 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Notes to Schedule of Investments (unaudited) (continued)

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$25,836,101
Gross unrealized depreciation	(3,616,746)

Net unrealized appreciation	$22,219,355

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At March 31, 2014, the Portfolio did not have any derivative instruments outstanding.

During the period ended March 31, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)†	$29,272

†	At March 31, 2014, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 23, 2014